Concentrations of Credit Risk and Major Customers (Details) - Schedule of geographic area - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total cash and cash equivalents	$ 461,010	$ 664,605
Cash and cash equivalents percentage	100.00%	100.00%
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total cash and cash equivalents	$ 278,340	$ 244,646
Cash and cash equivalents percentage	60.00%	37.00%
China (Hongkong) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total cash and cash equivalents	$ 34,065	$ 271,212
Cash and cash equivalents percentage	8.00%	41.00%
China (Mainland) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total cash and cash equivalents	$ 148,605	$ 148,747
Cash and cash equivalents percentage	32.00%	22.00%